                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
                 ----------------------------------------
   Address:      1177 Avenue of the Americas, 32nd Floor
                 ----------------------------------------
                 New York, NY 10036
                 ----------------------------------------

Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Jeffrey L. Gates          New York, New York    February 11, 2011
   ----------------------------     --------------------  -------------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 26
                                        --------------------

Form 13F Information Table Value Total: $651,089
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

                                                        VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS    SOLE   SHARED  NONE
ADVANCED AUTO PARTS INC            COM       00751Y106     4808    72684 SH       SOLE                72684
BED BATH & BEYOND INC              COM       075896100    28846   586902 SH       SOLE               586902
BLOUNT INTL INC NEW                COM       095180105    49268  3126113 SH       SOLE              3126113
COCA COLA ENTERPRISES INC          COM       191219104    24621   983666 SH       SOLE               983666
COPART INC                         COM       217204106    63055  1688209 SH       SOLE              1688209
DARLING INTL INC                   COM       237266101    30080  2265040 SH       SOLE              2265040
DAVITA INC                         COM       23918K108    20764   298810 SH       SOLE               298810
DOMTAR CORP                        COM       257559203     8882   116991 SH       SOLE               116991
DOVER DOWNS GAMING & ENTMT         COM       260095104     9560  2811804 SH       SOLE              2811804
EAGLE MATERIALS INC                COM       26969P108    40695  1440526 SH       SOLE              1440526
FLOTEK INDS INC DEL           NOTE 5.25% 2/1 343389AA0    18178 20834000 PRN      SOLE             20834000
FLOTEK INDS INC DEL                COM       343389102     9340  1713709 SH       SOLE              1713709
GAP INC DEL                        COM       364760108    28483  1286500 SH       SOLE              1286500
GEOMET INC DEL                     COM       3725OU201     1804  1568897 SH       SOLE              1568897
GRACE W R & CO DEL NEW             COM       38388F108    25867   736315 SH       SOLE               736315
INTERVAL LEISURE GROUP INC         COM       46113M108    31205  1933379 SH       SOLE              1933379
KAR AUCTION SVCS INC               COM       48238T109    26045  1887297 SH       SOLE              1887297
LORILLARD INC                      COM       544147101    27237   331911 SH       SOLE               331911
MCGRAW HILL COS INC                COM       580645109    22658   622293 SH       SOLE               622293
METHANEX CORP                      COM       59151K108     6779   222999 SH       SOLE               222999
QUANEX BUILDING PRODUCTS COR       COM       747619104    19715  1039289 SH       SOLE              1039289
SHUFFLE MASTER INC                 COM       825549108     7218   630357 SH       SOLE               630357
SNAP ON INC                        COM       833034101    35696   630890 SH       SOLE               630890
SOLUTIA INC                        COM       834376501    59729  2587903 SH       SOLE              2587903
VISHAY PRECISION GROUP INC         COM       92835K103    21906  1162717 SH       SOLE              1162717
ZIMMER HLDGS INC                   COM       98956P102    28650   533714 SH       SOLE               533714